Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12. INCOME TAXES

The Company’s effective tax rate for the three and six months ended June 30, 2022 and June 30, 2021 was 0.0%. The effective tax rate for the three and six months ended June 30, 2021 was 0.0%. The Company’s effective tax rate for the three and six months ended June 30, 2022 differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the changes in the fair value of warrant liabilities and the costs incurred in connection with the issuance of the Subscription Warrants and non-deductible transaction costs in connection with the Merger Agreement. The Company’s effective tax rate for the three and six months ended June 30, 2021 differs from the statutory income tax rate of 21% primarily due to the recognition of gains or losses from the changes in the fair value of warrant liabilities and stock compensation expense, which are not recognized for tax purposes, and recording a full valuation allowance on deferred tax assets. The Company has historically calculated the provision for income taxes during interim reporting periods by applying an estimate of the annual effective tax rate for the full fiscal year to income or loss for the reporting period. The Company has used a discrete effective tax rate method to calculate taxes for the three and six months ended June 30, 2022. The Company believes that, at this time, the use of the discrete method for the three and six months ended June 30, 2022 is more appropriate than the estimated annual effective tax rate method as the estimated annual effective tax rate method is not reliable due to a high degree of uncertainty in estimating annual pretax earnings.

NOTE 10. INCOME TAX

The Company’s net deferred tax assets as of December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets:
Start-up costs	$791,079	$4,417
Net operating loss carryforwards	39,259	1,005
Total deferred tax assets	830,338	5,422
Valuation allowance	(830,338)	(5,422)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2021 and for the period from August 7, 2020 (inception) through December 31, 2020 consist of the following:

	December 31, 2021	December 31, 2020
Federal
Current	$—	$—
Deferred	(824,916)	(5,422)
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	824,916	5,422
Income tax provision	$—	$—

As of December 31, 2021, the Company has available U.S. federal operating loss carry forwards of approximately $187,000 that may be carried forward indefinitely.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021 and for the period from August 7, 2020 (inception) through December 31, 2020, the valuation allowance was $830,338 and 5,422, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of derivative warrant liabilities	(55.5)%	(16.6)%
Non-deductible transaction costs	—%	(0.2)%
Stock compensation expense	1.3%	(4.0)%
Change in valuation allowance	33.2%	(0.2)%
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and Georgia. Tax returns since inception remain open and subject to examination.